UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-3025

Dreyfus Institutional Money Market Fund
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices)	(Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	12/31

Date of reporting period:	3/31/08

FORM N-Q

Item 1.	Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Government Securities Series
March 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--11.8%	of Purchase (%)	Amount ($)	Value ($)

4/17/08
(cost $5,998,933)	.40	6,000,000	5,998,933

Repurchase Agreements--88.4%

Banc of America Securities LLC
dated 3/31/08, due 4/1/08 in the amount of $5,000,278
(fully collateralized by $4,878,298 Government
National Mortgage Association, 6.50%, due 3/20/38,
value $5,100,000)	2.00	5,000,000	5,000,000
Barclays Financial LLC
dated 3/31/08, due 4/1/08 in the amount of $5,000,208
(fully collateralized by $3,867,000 U.S. Treasury
Notes, 3%, due 7/15/12, value $5,100,108)	1.50	5,000,000	5,000,000
Credit Suisse (USA) Inc.
dated 3/31/08, due 4/1/08 in the amount of $5,000,188
(fully collateralized by $4,135,000 U.S. Treasury
Bonds, 6.25%, due 8/15/23, value $5,104,768)	1.35	5,000,000	5,000,000
Deutsche Bank Securities
dated 3/31/08, due 4/1/08 in the amount of $5,000,194
(fully collateralized by $10,245,880 Government
National Mortgage Association, 6%-7%, due
1/15/34-11/15/37, value $5,100,000)	1.40	5,000,000	5,000,000
Goldman, Sachs & Co.
dated 3/31/08, due 4/1/08 in the amount of $5,000,139
(fully collateralized by $3,896,000 U.S. Treasury
Bonds, 7.25%, due 5/15/16, value $5,100,515)	1.00	5,000,000	5,000,000
J.P. Morgan Chase & Co.
dated 3/31/08, due 4/1/08 in the amount of $5,000,181
(fully collateralized by $66,240,000 Government
National Mortgage Association, 6.50%, due 9/15/31,
value $5,100,185)	1.30	5,000,000	5,000,000
Lehman Brothers Inc.
dated 3/31/08, due 4/1/08 in the amount of $5,000,181
(fully collateralized by $4,135,000 U.S. Treasury
Bonds, 6.25%, due 8/15/23, value $5,104,768)	1.30	5,000,000	5,000,000
Merrill Lynch & Co. Inc.
dated 3/31/08, due 4/1/08 in the amount of $5,000,257
(fully collateralized by $12,970,000 Government
National Mortgage Association, 5.50%, due 4/15/34,
value $5,101,317)	1.85	5,000,000	5,000,000
UBS Securities LLC
dated 3/31/08, due 4/1/08 in the amount of $5,000,194
(fully collateralized by $4,335,000 U.S. Treasury
Bonds, 13.25%, due 5/15/14, value $5,100,169)	1.40	5,000,000	5,000,000

Total Repurchase Agreements
(cost $45,000,000)		45,000,000
Total Investments (cost $50,998,933)	100.2%	50,998,933
Liabilities, Less Cash and Receivables	(.2%)	(93,941)
Net Assets	100.0%	50,904,992

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	50,998,933		0

Level 3 - Significant Unobservable Inputs	0		0

Total	50,998,933		0

* Other financial instruments include futures, forwards and swap contracts.

STATEMENT OF INVESTMENTS
Dreyfus Institutional Money Market Fund, Money Market Series
March 31, 2008 (Unaudited)

Negotiable Bank Certificates of Deposit--14.2%	Principal Amount ($)	Value ($)

American Express Company
4.85%, 5/22/08	2,000,000	2,000,000
Branch Banking & Trust Co.
2.89%, 11/5/08	3,000,000	3,000,000
Comerica Inc.
4.72%, 5/5/08	2,000,000	2,000,000
Harris N.A.
2.91%, 8/6/08	2,000,000	2,000,616
Regions Bank
4.65%, 5/9/08	2,000,000	2,000,000
Union Bank of California, N.A.
4.75%, 4/7/08	2,000,000	2,000,000
Wachovia Bank, N.A.
4.80%, 5/23/08	2,000,000	2,000,000
Total Negotiable Bank Certificates of Deposit
(cost $15,000,616)		15,000,616
Commercial Paper--72.1%

Allied Irish Banks N.A. Inc.
4.81% - 4.90%, 5/21/08 - 6/11/08	4,000,000	3,968,070
Alpine Securitization Corp.
4.55%, 4/3/08	3,000,000 a	2,999,250
Atlantic Asset Securitization LLC
2.74%, 9/22/08	4,000,000 a	3,947,800
Barclays U.S. Funding Corp.
4.82% - 5.16%, 4/3/08 - 5/21/08	4,000,000	3,986,372
BNP Paribas Finance Inc.
3.04%, 5/12/08	2,000,000	1,993,128
CAFCO LLC
3.15%, 6/10/08	4,000,000 a	3,975,733
Calyon North America Inc.
2.90%, 8/15/08	2,000,000	1,978,429
Canadian Imperial Bank of Commerce
4.80%, 4/9/08	2,000,000	1,997,909
Cancara Asset Securitisation Ltd.
4.55%, 4/7/08	3,000,000 a	2,997,750
CHARTA LLC
2.96%, 8/13/08	2,000,000 a	1,978,262
Commerzbank U.S. Finance Inc.
3.06%, 8/20/08	3,000,000	2,964,574
CRC Funding LLC
3.36%, 4/23/08	1,000,000 a	997,965
Dexia Delaware LLC
3.14%, 4/23/08	4,000,000	3,992,386
FCAR Owner Trust, Ser. I
3.17%, 7/15/08	3,000,000	2,972,700
Gotham Funding Corp.

2.74%, 9/25/08	2,000,000 a	1,973,450
Lehman Brothers Holdings Inc.
4.35% - 5.00%, 4/25/08 - 5/16/08	4,000,000	3,982,788
Morgan Stanley
3.87%, 7/14/08	3,000,000	2,967,067
Picaros Funding LLC
3.14%, 5/23/08	3,000,000 a	2,986,480
Santander Central Hispano Finance (Delaware) Inc.
2.66%, 9/17/08	4,000,000	3,950,614
Scaldis Capital Ltd.
4.55%, 4/8/08	3,000,000 a	2,997,375
Societe Generale N.A. Inc.
4.33%, 4/8/08	3,000,000	2,997,503
Solitaire Funding Ltd.
4.39%, 4/7/08	3,000,000 a	2,997,830
Swedbank (ForeningsSparbanken AB)
4.86%, 4/23/08	2,000,000	1,994,201
Toronto-Dominion Holdings USA Inc.
4.85%, 5/27/08	2,000,000	1,985,284
UBS Finance Delaware LLC
2.87%, 9/5/08	4,000,000	3,950,632
Unicredit Delaware Inc.
4.81%, 6/25/08	3,000,000	2,966,779
Total Commercial Paper
(cost $76,500,331)		76,500,331
Promissory Note--1.9%

Goldman Sachs Group Inc.
5.07%, 6/17/08
(cost $2,000,000)	2,000,000 [b]	2,000,000
Time Deposit--3.5%

Key Bank U.S.A., N.A. (Grand Cayman)
2.12%, 4/1/08
(cost $3,700,000)	3,700,000	3,700,000
Repurchase Agreements--8.5%

Deutsche Bank Securities
3.12%, dated 3/31/08, due 4/1/08 in the amount of
$3,000,260 (fully collateralized by $7,752,016
Corporate Bonds, 3.14%, due 12/25/46, value
$3,090,000)	3,000,000	3,000,000
Greenwich Capital Markets
3.10%, dated 3/31/08, due 4/1/08 in the amount of
$3,000,258 (fully collateralized by $2,970,000
Government National Mortgage Association, 5.50%-6%,
due 3/15/23-2/15/38, value $3,062,255)	3,000,000	3,000,000
Merrill Lynch & Co. Inc.
3.15%, dated 3/31/08, due 4/1/08 in the amount of
$3,000,263 (fully collateralized by $3,130,000
Corporate Bonds, 9.625%, due 11/16/16, value
$3,152,986)	3,000,000	3,000,000
Total Repurchase Agreements
(cost $9,000,000)		9,000,000

Total Investments (cost $106,200,947)	100.2%	106,200,947
Liabilities, Less Cash and Receivables	(.2%)	(258,246)
Net Assets	100.0%	105,942,701

a	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2008, these securities amounted to $27,851,895 or 26.3% of net assets.
b	This note was acquired for investment, and not with the intent to distribute or sell. Security restricted as to public resale. This security was acquired on 9/21/07 at a cost of $2,000,000. At March 31, 2008, the aggregate value of this security is $2,000,000 representing 1.9% of net assets and is valued at cost.

For Federal tax purposes, the fund's approximate tax cost is equal to book cost.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157),
Fair Value Measurements.
These inputs are summarized in the three broad levels listed below.
Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumption in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used as of March 31, 2008 in valuing the fund's assets carried at fair value:

Valuation Inputs	Investments in Securities ($)	Other Financial Instruments* ($)

Level 1 - Quoted Prices	0		0

Level 2 - Other Significant Observable Inputs	106,200,947		0

Level 3 - Significant Unobservable Inputs	0		0

Total	106,200,947		0

* Other financial instruments include futures, forwards and swap contracts.

Item 2.	Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.	Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SSL-DOCS2 70180139v2

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

Dreyfus Institutional Money Market Fund

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	May 22, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	May 22, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)